Loans - Summary of Major Classifications of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	$ 889,150	$ 582,549
Less: Unearned fees	429	547
Total loans and leases	888,721	582,002
Allowance for loan losses	(9,802)	(9,119)	(10,020)	(10,343)
Total net loans and leases	878,919	572,883
Commercial, Financial, and Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	131,657
Allowance for loan losses	(1,523)	(1,398)	(1,158)	(1,423)
Real Estate - Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	577,268	403,053
Allowance for loan losses	(5,047)	(4,449)	(5,094)	(5,509)
Real Estate - Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	83,663	58,372
Allowance for loan losses	(647)	(964)	(497)	(1,071)
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	13,962
Allowance for loan losses	(562)	(243)	(169)	(90)
Leases [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases		6
Adjustments [Member] | Commercial, Financial, and Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	131,657	115,005
Adjustments [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	13,962	6,113
Receivables Factoring [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	82,600
Allowance for loan losses	$ (955)